Document and Entity Information	May 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001759425
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	Mirum Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38981
Entity Tax Identification Number	83-1281555
Entity Address, Address Line One	989 East Hillsdale Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	667-4085
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	MIRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false